Expense Example	Apr. 24, 2026 USD ($)
T. Rowe Price Tax-Exempt Money Fund, Inc. - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	608
T. Rowe Price Tax-Exempt Money Fund, Inc. - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	142
Expense Example, with Redemption, 10 Years	$ 327